Failed sale leaseback arrangements - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Sale leaseback arrangement, impairment loss	$ 0.9	$ 18.9